ADVANCE TO SELLERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ADVANCE TO SELLERS
Advance to sellers	$ 41,362	¥ 288,550	¥ 692,714
Allowance of advance to sellers		¥ 0	¥ 0